UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     November 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     $ 12,861,906(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER              VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD ADR			ADR		000375204    22394  1060300 SH		SOLE		 1,010,300	  0    50000
ALEXION PHARMACEUTICALS INC	COM		015351109   139497  2167455 SH		SOLE		   1219489	  0   947966
ALLERGAN			COM		018490102   556868  8370173 SH		SOLE		   5196747	  0  3173426
ALNYLAM PHARMS			COM		02043Q107      255    20775 SH		SOLE		      1575	  0    19200
AMAZON.COM			COM		023135106  1027435  6541672 SH		SOLE		   4101543	  0  2440129
APPLE				COM		037833100   817134  2879769 SH		SOLE		   1794704	  0  1085065
ASML ADR			ADR		N07059186   256408  8624571 SH		SOLE		   5581266	  0  3043305
ATHENAHEALTH, INC		COM		04685W103      599    18150 SH		SOLE		      1350	  0    16800
BIOMARIN PHARMS			COM		09061G101     1797    80425 SH		SOLE		      6025	  0    74400
C H ROBINSON WORLDWIDE, INC.	COM		12541W209    96321  1377593 SH		SOLE		    771239	  0   606354
CELGENE				COM		151020104      994    17250 SH		SOLE		      1250	  0    16000
CHARLES SCHWAB			COM		808513105   346438 24923607 SH		SOLE		  15306978	  0  9616629
CISCO SYSTEMS			COM		17275R102      307    14000 SH		SOLE		      7500	  0     6500
CME GROUP			COM		12572Q105    58532   224734 SH		SOLE		    153269	  0    71465
DENDREON			COM		24823Q107      450    10925 SH		SOLE		       825	  0    10100
DENTSPLY INTL			COM		249030107      850    26600 SH		SOLE		      2000	  0    24600
DEXCOM INC			COM		252131107      526    39775 SH		SOLE		      2975	  0    36800
EDWARDS LIFESCIENCES CORP	COM		28176E108      913    13620 SH		SOLE		      1020	  0    12600
F5 NETWORKS INC			COM		315616102   160860  1549566 SH		SOLE		    925278	  0   624288
FLIR SYSTEMS INC		COM		302445101   148584  5781480 SH		SOLE		   3638628	  0  2142852
FMC TECHNOLOGIES		COM		30249U101   516138  7558034 SH		SOLE		   4853418	  0  2704616
GENZYME				COM		372917104   446438  6306517 SH		SOLE		   3781717	  0  2524800
GOOGLE				CL A		38259P508   647650  1231766 SH		SOLE		    766778	  0   464988
HEARTWARE INTERNATIONAL INC	COM		422368100     1055    15350 SH		SOLE		      1150	  0    14200
HUMAN GENOME SCIENCES		COM		444903108      643    21600 SH		SOLE		      1600	  0    20000
ILLUMINA INC			COM		452327109   444890  9042472 SH		SOLE		   5435448	  0  3607024
INTERCONTINENTAL EXCHANGE	COM		45865V100   437543  4178221 SH		SOLE		   2609774	  0  1568447
INTUITIVE SURGICAL		COM		46120E602   534457  1883615 SH		SOLE		   1190387	  0   693228
ISIS PHARMACEUTICAL		COM		464330109      301    35800 SH		SOLE		      2700	  0    33100
LAS VEGAS SANDS			COM		517834107   329907  9466481 SH		SOLE		   6088620	  0  3377861
MERCADOLIBRE			ADR		58733R102    30471   422155 SH		SOLE		    404155	  0    18000
MINDRAY MEDICAL INTL ADR	ADR		602675100    27162   918575 SH		SOLE		    841275	  0    77300
MOMENTA PHARMACEUTICALS INC	COM		60877T100      310    20625 SH		SOLE		      1525	  0    19100
NATIONAL OILWELL VARCO		COM		637071101   646779 14544168 SH		SOLE		   9216955	  0  5327213
NEW ORIENTAL EDUCATION ADR	ADR		647581107    36332   372335 SH		SOLE		    357010	  0    15325
NIKE				COM		654106103   420647  5248901 SH		SOLE		   3149245	  0  2099656
NUVASIVE			COM		670704105     1616    45975 SH		SOLE		      3975	  0    42000
PRAXAIR, INC.			COM		74005P104   276715  3065750 SH		SOLE		   1983628	  0  1082122
QUALCOMM			COM		747525103   905746 20068587 SH		SOLE		  12736939	  0  7331648
SALESFORCE.COM			COM		79466L302   934051  8354659 SH		SOLE		   5250607	  0  3104052
SCHLUMBERGER			COM		806857108   490347  7958890 SH		SOLE		   5022917	  0  2935973
SEATTLE GENETICS INC		COM		812578102      492    31700 SH		SOLE		      2400	  0    29300
ST. JUDE MEDICAL		COM		790849103      905    23000 SH		SOLE		      1700	  0    21300
STAPLES				COM		855030102   336560 16087956 SH		SOLE		   9527562	  0  6560394
STARBUCKS			COM		855244109   307801 12047023 SH		SOLE		   7279620	  0  4767403
TAIWAN SEMICONDUCTOR MFG ADS	ADR		874039100    15852  1563280 SH		SOLE		   1486880	  0    76400
VARIAN MEDICAL SYSTEMS		COM		92220P105   360191  5953574 SH		SOLE		   3556629	  0  2396945
VERTEX PHARMS			COM		92532F100      490    14175 SH		SOLE		      1075	  0    13100
VISA INC			COM		92826C839   779215 10493065 SH		SOLE		   6645015	  0  3848050
VIVUS INC			COM		928551100      278    41625 SH		SOLE		      3125	  0    38500
WW GRAINGER INC			COM		384802104   293758  2466271 SH		SOLE		   1487478	  0   978793
